Fair Value Measurement	6 Months Ended
Jun. 30, 2026
Fair Value Measurement [Abstract]
Fair value measurement
5.	Fair value measurement

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates. Following is a description of the valuation techniques that the Group uses to measure the fair value of assets that the Group reports in its consolidated balance sheets at fair value on a recurring basis.

Short-term investments

December 31, 2025

	Level 1	Level 2	Balance at
	Inputs	Inputs	Fair Value
	RMB	RMB	RMB
Wealth management products	—	101,268	101,268
Fund	13,605	—	13,605
Total	13,605	101,268	114,873

June 30, 2026

	Level 1	Level 2	Balance at
	Inputs	Inputs	Fair Value
	RMB	RMB	RMB
Wealth management products	—	72,540	72,540
Fund	16,933	—	16,933
Total	16,933	72,540	89,473

The Group values its investments in wealth management products issued by certain banks using quoted subscription or redemption prices published by these banks, and accordingly, the Group classifies the valuation techniques that use these inputs as level 2.

In October 2025, the Group subscribed for Class A and Class S participating, non-voting shares attributable to Grow Investment Fund, a sub-fund of Grow Global Allocation OFC which is a Hong Kong private umbrella open-ended fund company incorporated with limited liability and segregated liability between sub-funds. As of December 31, 2025 and June 30, 2026, the net asset value of the sub-fund investment amounted to RMB13,605 and RMB16,933, respectively. Management fee is 0.6% and nil per annum of the net asset value of each series of the Class A shares and Class S shares in respect of the sub-fund, respectively. No performance fee is payable.

For the six months ended June 30, 2025 and 2026, a gain of RMB2,917 and RMB421 was recognized on short-term investments, respectively.

There have no transfers between level 1, level 2 and level 3 categories.

Other financial instruments

Accounts receivable, amounts due from related parties and prepayments and other assets are financial assets with carrying values that approximate to fair value due to their short-term nature.

Accounts payable, amounts due to related parties, customers’ refundable fees and accrued expenses and other payables are financial liabilities with carrying values that approximate to fair value due to their short-term nature.